INCOME TAX (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX [abstract]
Current taxes on profit for the year	$ 35,884	$ 51,106
Changes in estimates related to prior years	(101)	545
Total current tax expense (income) and adjustments for current tax of prior periods	35,783	51,651
Origination and reversal of temporary differences and foreign exchange rate	(20,826)	(985)
Changes in estimates related to prior years	(4,392)	(638)
Effect of differences in tax rates	232	(328)
Effect of changes in tax rates		(1,919)
Deferred tax expense (income)	(24,986)	(3,870)
Total tax expense	$ 10,797	$ 47,781